Subsequent Events (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 06, 2015	Mar. 31, 2015	Mar. 26, 2015
Subsequent Event (Textual)
Offering price					$ 0.55
Net proceeds from direct sale	$ (950,617)
Common stock, shares authorized	65,000,000	65,000,000		65,000,000	65,000,000
Common stock, shares issued	35,015,322	21,148,862		52,015,322
Subsequent Event [Member]
Subsequent Event (Textual)
Number of common stock shares sold			17,000,000
Offering price			$ 0.55
Net proceeds from direct sale			8,600,000
Borrowings by Flexshopper			25,000,000
Convertible preferred stock to common stock			Series 1 Convertible Preferred Stock is now convertible into 6.33 shares of the Company's common stock or a total of 2,166,246 common shares. as a result of the anti-dilution rights of the Preferred Stock.
Additional debt financing to Flex shopper			$ 100,000,000
Common stock, shares authorized					65,000,000
Increase in common stock authorized					100,000,000
Subsequent Event [Member] | 2007 Plan [Member]
Subsequent Event (Textual)
Common stock, shares issued					4,000,000